N-4	Aug. 02, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	VARIABLE ANNUITY ACCT C OF VOYA RETIREMENT INSURANCE & ANNUITY Co
Entity Central Index Key	0000103007
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2023
Amendment Flag	false
Item 17. Portfolio Companies (N-4) [Text Block]

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Ariel Fund (Investor Class)[1] Investment Adviser: Ariel Investments, LLC	0.99%	10.22%	8.51%	5.62%
Seeks long-term growth of capital.	BlackRock Health Sciences Opportunities Portfolio (Investor A Shares) Investment Adviser: BlackRock Advisors, LLC	1.09%	3.57%	10.27%	11.43%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[1]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” in the prospectus for the Contract for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.	Columbia Large Cap Value Fund (Advisor Class)[2,3,5] Investment Adviser: Columbia Management Investment Advisers, LLC	0.97%	9.84%	12.19%	8.83%
Seeks long-term capital appreciation.	Columbia Select Mid Cap Value Fund (Class A)[2,5] Investment Adviser: Columbia Management Investment Advisers, LLC	1.13%	10.25%	12.99%	8.14%
Seeks long-term capital appreciation.	Columbia Select Mid Cap Value Fund (Institutional Class)[4,5,6] Investment Adviser: Columbia Management Investment Advisers, LLC	0.88%	10.49%	13.27%	8.41%
Seeks to provide growth of capital.	Delaware Ivy Science and Technology Fund (Class Y)** Investment Adviser: Delaware Management Company	1.24%	40.63%	17.53%	11.26%
Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.	Neuberger Berman Sustainable Equity Fund (Trust Class)[7] Investment Adviser: Neuberger Berman Investment Advisers LLC	1.05%	26.46%	13.78%	9.82%
Seeks maximum real return, consistent with prudent investment management.	PIMCO CommodityRealReturn Strategy® Fund (Administrative Class)[5] Investment Adviser: Pacific Investment Management Company LLC	1.24%***	8.74%***	6.95%***	-1.67%***

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	Effective on or about December 31, 2024, the Delaware Ivy Science and Technology Fund will merge into the Macquarie Science and Technology Fund.
***	The data is as of December 31, 2022, as stated in the most recent prospectus dated July 31, 2023.
[2]	The Columbia Large Cap Value Fund is only available to plans offering the Fund prior to January 1, 2011 or that have approved the Fund as an investment prior to that date and have invested in the Fund by March 31, 2011.
[3]	Effective at the close of business on November 22, 2024, the Advisor Share Class of the Columbia Large Cap Value Fund will be converted into the Institutional Share Class.
[4]	Institutional Class shares of the Columbia Select Mid Cap Value Fund are only available to unallocated, governmental plans with assets over $100 million dollars.
[5]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[6]	Effective at the close of business on October 4, 2024, the Institutional Share Class of the Columbia Select Mid Cap Value Fund will be converted into the Class S Shares.
[7]	The Neuberger Berman Sustainable Equity Fund is closed to new retirement plans.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle.	TCW Total Return Bond Fund (Class N)[8] Investment Adviser: TCW Investment Management Company	0.70%	4.85%	-0.06%	1.05%
Seeks current income with capital appreciation and growth of income.	Templeton Global Bond Fund (Class A)[9] Investment Adviser: Franklin Advisers, Inc.	0.97%	13.34%	5.14%	1.70%
Seeks a high level of current income consistent with growth of capital.	The Hartford Dividend and Growth Fund (Class R4)[10] Investment Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company, LLP	1.05%	13.72%	13.23%	10.10%
Seeks long-term capital appreciation with a secondary investment objective of income.	Virtus Duff & Phelps Global Real Estate Securities Fund (Class A) Investment Adviser: Virtus Investment Advisers, Inc. Subadviser: Duff & Phelps Investment Management Co.	1.40%	9.91%	6.12%	6.46%
Seeks to maximize income while maintaining prospectus for capital appreciation.	Voya Balanced Income Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.61%	11.68%	5.27%	4.52%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	Effective July 12, 2024, the Voya Balanced Portfolio merged into the Voya Balanced Income Portfolio (Class I).
[8]	Effective August 19, 2024, the name of TCW Total Return Bond Fund will be changed to TCW Securitized Bond Fund.
[9]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” in the prospectus for the Contract for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[10]	The Hartford Dividend and Growth Fund is not available to all plans. Availability is subject to Company and/or Plan Sponsor approval.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER		AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
		CURRENT EXPENSES*	1 Year	5 Years	10 Years
Seeks to maximize total return through a combination of current income and capital appreciation.	Voya Global Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.68%	6.24%	-0.52%	0.66%
Seeks capital appreciation.	Voya Global Insights Portfolio**(Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC***	0.75%	32.69%	11.91%	8.30%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2045 Portfolio (Class S)[11] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.48%	19.54%	10.53%	7.39%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[11]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2050. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2050 Portfolio (Class S)[12] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.53%	19.94%	10.52%	7.42%
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution Income Portfolio (Class S)[12] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.45%	10.72%	4.70%	3.85%
Seeks maximum total return.	Voya International High Dividend Low Volatility Portfolio (Class I)[13] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co., LLC	0.74%	14.87%	6.34%	2.67%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[12]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.
[13]	This Fund employs a managed volatility strategy. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds with Managed Volatility Strategies” in the prospectus for the Contract for more information.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Voya MidCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.75%	23.54%	13.62%	9.91%
Seeks maximum long-term capital appreciation.	Voya Multi-Manager International Small Cap Fund (Class I)[14] Investment Adviser: Voya Investments, LLC Subadvisers: Acadian Asset Management LLC and Victory Capital Management Inc.	1.20%	14.34%	9.30%	5.37%
Seeks long-term capital appreciation.	Voya SmallCap Opportunities Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.11%	20.65%	8.83%	5.98%
Seeks growth of capital.	Voya Solution Aggressive Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.89%	21.21%	11.21%	7.69%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	Effective July 12, 2024, the Voya Strategic Allocation Conservative Portfolio (Class I) merged into the Voya Solution Aggressive Portfolio (Class I).

[14]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” in the prospectus for the Contract for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to provide capital growth through a diversified asset allocation strategy.	Voya Solution Balanced Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.80%	15.38%	7.73%	5.96%
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement	Voya Solution Conservative Portfolio (Class I)*** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.66%	9.32%	4.25%	3.72%
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement	Voya Solution Conservative Portfolio (Class S)**** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.91%	9.12%	3.99%	3.47%
Seeks to provide total return (i.e., income and capital growth, both realized and unrealized) consistent with preservation of capital.	Voya Strategic Allocation Conservative Portfolio (Class I)**,15 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.71%	11.92%	5.29%	4.45%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	Effective July 12, 2024, the Voya Strategic Allocation Moderate Portfolio (Class I) merged into the Voya Solution Balanced Portfolio (Class
***	Effective July 12, 2024, Voya Strategic Allocation Conservative Portfolio (Class I) merged into Voya Solution Conservative Portfolio (Class I).
****	Effective July 12, 2024, Voya Strategic Allocation Conservative Portfolio (Class S) merged into Voya Solution Conservative Portfolio (Class S).
[15]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Fund of Funds” in the prospectus for the Contract for more information.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks total return consisting of long-term capital appreciation and current income.	VY® Invesco Equity and Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.64%	10.25%	9.84%	7.04%
Seeks capital growth over the long term.	VY® JPMorgan Small Cap Core Equity Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	1.13%	12.26%	9.93%	7.74%
Seeks a high level of dividend income as well as long -term growth of capital primarily through investments in stock.	VY® T. Rowe Price Equity Income Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.86%	9.33%	11.04%	7.77%
A non-diversified Fund that seeks long-term growth through investments in stocks.	VY® T. Rowe Price Growth Equity Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.71%	46.89%	13.37%	11.70%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.

Portfolio Companies [Table Text Block]

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Ariel Fund (Investor Class)[1] Investment Adviser: Ariel Investments, LLC	0.99%	10.22%	8.51%	5.62%
Seeks long-term growth of capital.	BlackRock Health Sciences Opportunities Portfolio (Investor A Shares) Investment Adviser: BlackRock Advisors, LLC	1.09%	3.57%	10.27%	11.43%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[1]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” in the prospectus for the Contract for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.	Columbia Large Cap Value Fund (Advisor Class)[2,3,5] Investment Adviser: Columbia Management Investment Advisers, LLC	0.97%	9.84%	12.19%	8.83%
Seeks long-term capital appreciation.	Columbia Select Mid Cap Value Fund (Class A)[2,5] Investment Adviser: Columbia Management Investment Advisers, LLC	1.13%	10.25%	12.99%	8.14%
Seeks long-term capital appreciation.	Columbia Select Mid Cap Value Fund (Institutional Class)[4,5,6] Investment Adviser: Columbia Management Investment Advisers, LLC	0.88%	10.49%	13.27%	8.41%
Seeks to provide growth of capital.	Delaware Ivy Science and Technology Fund (Class Y)** Investment Adviser: Delaware Management Company	1.24%	40.63%	17.53%	11.26%
Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.	Neuberger Berman Sustainable Equity Fund (Trust Class)[7] Investment Adviser: Neuberger Berman Investment Advisers LLC	1.05%	26.46%	13.78%	9.82%
Seeks maximum real return, consistent with prudent investment management.	PIMCO CommodityRealReturn Strategy® Fund (Administrative Class)[5] Investment Adviser: Pacific Investment Management Company LLC	1.24%***	8.74%***	6.95%***	-1.67%***

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	Effective on or about December 31, 2024, the Delaware Ivy Science and Technology Fund will merge into the Macquarie Science and Technology Fund.
***	The data is as of December 31, 2022, as stated in the most recent prospectus dated July 31, 2023.
[2]	The Columbia Large Cap Value Fund is only available to plans offering the Fund prior to January 1, 2011 or that have approved the Fund as an investment prior to that date and have invested in the Fund by March 31, 2011.
[3]	Effective at the close of business on November 22, 2024, the Advisor Share Class of the Columbia Large Cap Value Fund will be converted into the Institutional Share Class.
[4]	Institutional Class shares of the Columbia Select Mid Cap Value Fund are only available to unallocated, governmental plans with assets over $100 million dollars.
[5]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[6]	Effective at the close of business on October 4, 2024, the Institutional Share Class of the Columbia Select Mid Cap Value Fund will be converted into the Class S Shares.
[7]	The Neuberger Berman Sustainable Equity Fund is closed to new retirement plans.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle.	TCW Total Return Bond Fund (Class N)[8] Investment Adviser: TCW Investment Management Company	0.70%	4.85%	-0.06%	1.05%
Seeks current income with capital appreciation and growth of income.	Templeton Global Bond Fund (Class A)[9] Investment Adviser: Franklin Advisers, Inc.	0.97%	13.34%	5.14%	1.70%
Seeks a high level of current income consistent with growth of capital.	The Hartford Dividend and Growth Fund (Class R4)[10] Investment Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company, LLP	1.05%	13.72%	13.23%	10.10%
Seeks long-term capital appreciation with a secondary investment objective of income.	Virtus Duff & Phelps Global Real Estate Securities Fund (Class A) Investment Adviser: Virtus Investment Advisers, Inc. Subadviser: Duff & Phelps Investment Management Co.	1.40%	9.91%	6.12%	6.46%
Seeks to maximize income while maintaining prospectus for capital appreciation.	Voya Balanced Income Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.61%	11.68%	5.27%	4.52%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	Effective July 12, 2024, the Voya Balanced Portfolio merged into the Voya Balanced Income Portfolio (Class I).
[8]	Effective August 19, 2024, the name of TCW Total Return Bond Fund will be changed to TCW Securitized Bond Fund.
[9]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” in the prospectus for the Contract for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[10]	The Hartford Dividend and Growth Fund is not available to all plans. Availability is subject to Company and/or Plan Sponsor approval.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER		AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
		CURRENT EXPENSES*	1 Year	5 Years	10 Years
Seeks to maximize total return through a combination of current income and capital appreciation.	Voya Global Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.68%	6.24%	-0.52%	0.66%
Seeks capital appreciation.	Voya Global Insights Portfolio**(Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC***	0.75%	32.69%	11.91%	8.30%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2045 Portfolio (Class S)[11] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.48%	19.54%	10.53%	7.39%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[11]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2050. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2050 Portfolio (Class S)[12] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.53%	19.94%	10.52%	7.42%
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution Income Portfolio (Class S)[12] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.45%	10.72%	4.70%	3.85%
Seeks maximum total return.	Voya International High Dividend Low Volatility Portfolio (Class I)[13] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co., LLC	0.74%	14.87%	6.34%	2.67%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[12]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.
[13]	This Fund employs a managed volatility strategy. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds with Managed Volatility Strategies” in the prospectus for the Contract for more information.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Voya MidCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.75%	23.54%	13.62%	9.91%
Seeks maximum long-term capital appreciation.	Voya Multi-Manager International Small Cap Fund (Class I)[14] Investment Adviser: Voya Investments, LLC Subadvisers: Acadian Asset Management LLC and Victory Capital Management Inc.	1.20%	14.34%	9.30%	5.37%
Seeks long-term capital appreciation.	Voya SmallCap Opportunities Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.11%	20.65%	8.83%	5.98%
Seeks growth of capital.	Voya Solution Aggressive Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.89%	21.21%	11.21%	7.69%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	Effective July 12, 2024, the Voya Strategic Allocation Conservative Portfolio (Class I) merged into the Voya Solution Aggressive Portfolio (Class I).

[14]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” in the prospectus for the Contract for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to provide capital growth through a diversified asset allocation strategy.	Voya Solution Balanced Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.80%	15.38%	7.73%	5.96%
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement	Voya Solution Conservative Portfolio (Class I)*** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.66%	9.32%	4.25%	3.72%
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement	Voya Solution Conservative Portfolio (Class S)**** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.91%	9.12%	3.99%	3.47%
Seeks to provide total return (i.e., income and capital growth, both realized and unrealized) consistent with preservation of capital.	Voya Strategic Allocation Conservative Portfolio (Class I)**,15 Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.71%	11.92%	5.29%	4.45%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	Effective July 12, 2024, the Voya Strategic Allocation Moderate Portfolio (Class I) merged into the Voya Solution Balanced Portfolio (Class
***	Effective July 12, 2024, Voya Strategic Allocation Conservative Portfolio (Class I) merged into Voya Solution Conservative Portfolio (Class I).
****	Effective July 12, 2024, Voya Strategic Allocation Conservative Portfolio (Class S) merged into Voya Solution Conservative Portfolio (Class S).
[15]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Fund of Funds” in the prospectus for the Contract for more information.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks total return consisting of long-term capital appreciation and current income.	VY® Invesco Equity and Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.64%	10.25%	9.84%	7.04%
Seeks capital growth over the long term.	VY® JPMorgan Small Cap Core Equity Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	1.13%	12.26%	9.93%	7.74%
Seeks a high level of dividend income as well as long -term growth of capital primarily through investments in stock.	VY® T. Rowe Price Equity Income Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.86%	9.33%	11.04%	7.77%
A non-diversified Fund that seeks long-term growth through investments in stocks.	VY® T. Rowe Price Growth Equity Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.71%	46.89%	13.37%	11.70%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.

Ariel Fund (Investor Class) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation
Portfolio Company Name [Text Block]	Ariel Fund (Investor Class)[1]
Portfolio Company Adviser [Text Block]	Ariel Investments, LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	10.22%
Average Annual Total Returns, 5 Years [Percent]	8.51%
Average Annual Total Returns, 10 Years [Percent]	5.62%
BlackRock Health Sciences Opportunities Portfolio (Investor A Shares) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	BlackRock Health Sciences Opportunities Portfolio (Investor A Shares)
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	3.57%
Average Annual Total Returns, 5 Years [Percent]	10.27%
Average Annual Total Returns, 10 Years [Percent]	11.43%
Columbia Large Cap Value Fund (Advisor Class) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.
Portfolio Company Name [Text Block]	Columbia Large Cap Value Fund (Advisor Class)[2,3,5]
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	9.84%
Average Annual Total Returns, 5 Years [Percent]	12.19%
Average Annual Total Returns, 10 Years [Percent]	8.83%
Columbia Select Mid Cap Value Fund (Class A) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Columbia Select Mid Cap Value Fund (Class A)[2,5]
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	10.25%
Average Annual Total Returns, 5 Years [Percent]	12.99%
Average Annual Total Returns, 10 Years [Percent]	8.14%
Columbia Select Mid Cap Value Fund (Institutional Class) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Columbia Select Mid Cap Value Fund (Institutional Class)[4,5,6]
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	10.49%
Average Annual Total Returns, 5 Years [Percent]	13.27%
Average Annual Total Returns, 10 Years [Percent]	8.41%
Delaware Ivy Science and Technology Fund (Class Y) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide growth of capital.
Portfolio Company Name [Text Block]	Delaware Ivy Science and Technology Fund (Class Y)**
Portfolio Company Adviser [Text Block]	Delaware Management Company
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	40.63%
Average Annual Total Returns, 5 Years [Percent]	17.53%
Average Annual Total Returns, 10 Years [Percent]	11.26%
Neuberger Berman Sustainable Equity Fund (Trust Class) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.
Portfolio Company Name [Text Block]	Neuberger Berman Sustainable Equity Fund (Trust Class)[7]
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	26.46%
Average Annual Total Returns, 5 Years [Percent]	13.78%
Average Annual Total Returns, 10 Years [Percent]	9.82%
PIMCO CommodityRealReturn Strategy® Fund (Administrative Class) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks maximum real return, consistent with prudent investment management.
Portfolio Company Name [Text Block]	PIMCO CommodityRealReturn Strategy® Fund (Administrative Class)[5]
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	8.74%
Average Annual Total Returns, 5 Years [Percent]	6.95%
Average Annual Total Returns, 10 Years [Percent]	(1.67%)
TCW Total Return Bond Fund (Class N) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle.
Portfolio Company Name [Text Block]	TCW Total Return Bond Fund (Class N)[8]
Portfolio Company Adviser [Text Block]	TCW Investment Management Company
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	4.85%
Average Annual Total Returns, 5 Years [Percent]	(0.06%)
Average Annual Total Returns, 10 Years [Percent]	1.05%
Templeton Global Bond Fund (Class A) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks current income with capital appreciation and growth of income.
Portfolio Company Name [Text Block]	Templeton Global Bond Fund (Class A)[9]
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	13.34%
Average Annual Total Returns, 5 Years [Percent]	5.14%
Average Annual Total Returns, 10 Years [Percent]	1.70%
The Hartford Dividend and Growth Fund (Class R4) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks a high level of current income consistent with growth of capital.
Portfolio Company Name [Text Block]	The Hartford Dividend and Growth Fund (Class R4)[10]
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company, LLP
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	13.72%
Average Annual Total Returns, 5 Years [Percent]	13.23%
Average Annual Total Returns, 10 Years [Percent]	10.10%
Virtus Duff & Phelps Global Real Estate Securities Fund (Class A) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation with a secondary investment objective of income.
Portfolio Company Name [Text Block]	Virtus Duff & Phelps Global Real Estate Securities Fund (Class A)
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Duff & Phelps Investment Management Co.
Current Expenses [Percent]	1.40%
Average Annual Total Returns, 1 Year [Percent]	9.91%
Average Annual Total Returns, 5 Years [Percent]	6.12%
Average Annual Total Returns, 10 Years [Percent]	6.46%
Voya Balanced Income Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize income while maintaining prospectus for capital appreciation.
Portfolio Company Name [Text Block]	Voya Balanced Income Portfolio (Class I)**
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	11.68%
Average Annual Total Returns, 5 Years [Percent]	5.27%
Average Annual Total Returns, 10 Years [Percent]	4.52%
Voya Global Bond Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize total return through a combination of current income and capital appreciation.
Portfolio Company Name [Text Block]	Voya Global Bond Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	6.24%
Average Annual Total Returns, 5 Years [Percent]	(0.52%)
Average Annual Total Returns, 10 Years [Percent]	0.66%
Voya Global Insights Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Voya Global Insights Portfolio**(Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC***
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	32.69%
Average Annual Total Returns, 5 Years [Percent]	11.91%
Average Annual Total Returns, 10 Years [Percent]	8.30%
Voya Index Solution 2045 Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Index Solution 2045 Portfolio (Class S)[11]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	19.54%
Average Annual Total Returns, 5 Years [Percent]	10.53%
Average Annual Total Returns, 10 Years [Percent]	7.39%
Voya Index Solution 2050 Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2050. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Index Solution 2050 Portfolio (Class S)[12]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	19.94%
Average Annual Total Returns, 5 Years [Percent]	10.52%
Average Annual Total Returns, 10 Years [Percent]	7.42%
Voya Index Solution Income Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Portfolio Company Name [Text Block]	Voya Index Solution Income Portfolio (Class S)[12]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	10.72%
Average Annual Total Returns, 5 Years [Percent]	4.70%
Average Annual Total Returns, 10 Years [Percent]	3.85%
Voya International High Dividend Low Volatility Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks maximum total return.
Portfolio Company Name [Text Block]	Voya International High Dividend Low Volatility Portfolio (Class I)[13]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co., LLC
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	14.87%
Average Annual Total Returns, 5 Years [Percent]	6.34%
Average Annual Total Returns, 10 Years [Percent]	2.67%
Voya MidCap Opportunities Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Voya MidCap Opportunities Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	23.54%
Average Annual Total Returns, 5 Years [Percent]	13.62%
Average Annual Total Returns, 10 Years [Percent]	9.91%
Voya Multi-Manager International Small Cap Fund (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks maximum long-term capital appreciation.
Portfolio Company Name [Text Block]	Voya Multi-Manager International Small Cap Fund (Class I)[14]
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Acadian Asset Management LLC and Victory Capital Management Inc.
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	14.34%
Average Annual Total Returns, 5 Years [Percent]	9.30%
Average Annual Total Returns, 10 Years [Percent]	5.37%
Voya SmallCap Opportunities Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Voya SmallCap Opportunities Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	20.65%
Average Annual Total Returns, 5 Years [Percent]	8.83%
Average Annual Total Returns, 10 Years [Percent]	5.98%
Voya Solution Aggressive Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks growth of capital.
Portfolio Company Name [Text Block]	Voya Solution Aggressive Portfolio (Class I)**
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	21.21%
Average Annual Total Returns, 5 Years [Percent]	11.21%
Average Annual Total Returns, 10 Years [Percent]	7.69%
Voya Solution Balanced Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide capital growth through a diversified asset allocation strategy.
Portfolio Company Name [Text Block]	Voya Solution Balanced Portfolio (Class I)**
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	15.38%
Average Annual Total Returns, 5 Years [Percent]	7.73%
Average Annual Total Returns, 10 Years [Percent]	5.96%
Voya Solution Conservative Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement
Portfolio Company Name [Text Block]	Voya Solution Conservative Portfolio (Class I)***
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	9.32%
Average Annual Total Returns, 5 Years [Percent]	4.25%
Average Annual Total Returns, 10 Years [Percent]	3.72%
Voya Solution Conservative Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement
Portfolio Company Name [Text Block]	Voya Solution Conservative Portfolio (Class S)****
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	9.12%
Average Annual Total Returns, 5 Years [Percent]	3.99%
Average Annual Total Returns, 10 Years [Percent]	3.47%
Voya Strategic Allocation Conservative Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide total return (i.e., income and capital growth, both realized and unrealized) consistent with preservation of capital.
Portfolio Company Name [Text Block]	Voya Strategic Allocation Conservative Portfolio (Class I)**,15
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	11.92%
Average Annual Total Returns, 5 Years [Percent]	5.29%
Average Annual Total Returns, 10 Years [Percent]	4.45%
VY® Invesco Equity and Income Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks total return consisting of long-term capital appreciation and current income.
Portfolio Company Name [Text Block]	VY® Invesco Equity and Income Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	10.25%
Average Annual Total Returns, 5 Years [Percent]	9.84%
Average Annual Total Returns, 10 Years [Percent]	7.04%
VY® JPMorgan Small Cap Core Equity Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks capital growth over the long term.
Portfolio Company Name [Text Block]	VY® JPMorgan Small Cap Core Equity Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	12.26%
Average Annual Total Returns, 5 Years [Percent]	9.93%
Average Annual Total Returns, 10 Years [Percent]	7.74%
VY® T. Rowe Price Equity Income Portfolio (Class S) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks a high level of dividend income as well as long -term growth of capital primarily through investments in stock.
Portfolio Company Name [Text Block]	VY® T. Rowe Price Equity Income Portfolio (Class S)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	9.33%
Average Annual Total Returns, 5 Years [Percent]	11.04%
Average Annual Total Returns, 10 Years [Percent]	7.77%
VY® T. Rowe Price Growth Equity Portfolio (Class I) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	A non-diversified Fund that seeks long-term growth through investments in stocks.
Portfolio Company Name [Text Block]	VY® T. Rowe Price Growth Equity Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	46.89%
Average Annual Total Returns, 5 Years [Percent]	13.37%
Average Annual Total Returns, 10 Years [Percent]	11.70%